Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2023
Accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities

16.Accrued liabilities and other current liabilities

	December 31,
	2022	2023
	RMB	RMB
Revenue sharing fees	928,756	810,718
Salaries and welfare	156,152	172,498
Marketing and promotion expenses	110,159	107,709
Bandwidth costs	120,849	87,818
License fees and content cost	122,033	86,662
Payable for construction in progress	11,981	61,016
Other taxes payable	25,044	32,154
Deposits from content providers, suppliers and advertising customers	35,967	18,867
Others	83,008	97,385
Total	1,593,949	1,474,827